BANK INDEBTEDNESS AND LONG-TERM DEBT - Schedule of borrowings (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [line items]
Other facilities	$ 6,744	$ 27,271
Borrowings	1,274,725	1,543,678
Less: current portion	173	219
Non-current portion of non-current borrowings	1,274,552	1,543,459
Issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	15,149	15,439
Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	200,000	452,248
Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	1,087,954	1,104,740
Other Facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,920	$ 2,129